Non-Interest Revenue - Summary of Disaggregation of Revenue (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Disaggregation of Revenue [Line Items]
Fees and commissions	₨ 239,603.7	$ 2,915.2	₨ 202,979.5	₨ 165,410.4
Deposit Related Fees
Disaggregation of Revenue [Line Items]
Fees and commissions	40,749.9	495.8	37,415.4	28,150.4
Lending related fees
Disaggregation of Revenue [Line Items]
Fees and commissions	48,878.2	594.7	40,532.5	30,973.1
Third-party products related fees
Disaggregation of Revenue [Line Items]
Fees and commissions	54,548.9	663.7	44,216.1	35,733.0
Payments and cards business fees
Disaggregation of Revenue [Line Items]
Fees and commissions	72,969.0	887.8	56,170.2	50,758.2
Other
Disaggregation of Revenue [Line Items]
Fees and commissions	₨ 22,457.7	$ 273.2	₨ 24,645.3	₨ 19,795.7